Leases Obligations	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases Obligations [Abstract]
Leases Obligations
14.
Leases Obligations

a.
Lease contracts

The Company leased space for its corporate offices and the lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 1 to 3 years in 2024 and there are options to buy the operating vehicles for a nominal amount at the end of the terms of the lease.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b. Future minimum lease payment

The amount of future minimum lease payments as of December 31, 2024 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	21,523	Ps.	(2,166)	Ps.	19,357

Liabilities for assets in lease long term		21,401		(717)		20,684
Total liabilities for leased assets	Ps.	42,924	Ps.	(2,883)	Ps.	40,041

As of December 31, 2022, 2023 and 2024 the Company recognized Ps.16,098, Ps.17,517 and Ps.17,815, respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 9.38%, 10.36% and 10.71% during the years 2022, 2023 and 2024, respectively. As of December 31, 2022, 2023 and 2024 was recognized Ps.5,391, Ps.4,805 and Ps.3,695, respectively, due interest on the liability for lease in the consolidated statement of profit or loss and other comprehensive income.